Interest and Other Finance Expenses - Schedule of Total Interest and Other Finance Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift, Interest [Abstract]
Gross debt interest and finance expense	$ 18.2	$ 28.6	$ 32.3
Of which capitalized as borrowing cost	(3.1)	(2.2)	(1.3)
Total interest and finance expenses	15.1	26.4	31.0
Related party interest expense	$ 4.4	$ 13.5	$ 22.3